LAND USE RIGHTS, NET - Summary of Land Use Rights (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Land Use Rights [Line Items]
Land use rights	¥ 29,788	¥ 29,788
Less: Accumulated amortization	(4,026)	(3,220)
Land use rights net	¥ 25,762	¥ 26,568